INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares	May 11, 2021	Sep. 30, 2023	Nov. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00		$ 0.045
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in Initial Public Offering, net of offering costs (in shares)	11,500,000
Price per unit	$ 10.00	$ 10.00
Common stock par value per share	$ 0.0001
IPO [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	1
Exercise price of warrants	$ 11.50